RESTRUCTURING - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						50 Months Ended
	Aug. 31, 2013		Aug. 31, 2012		Aug. 31, 2011		Aug. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net	$ 0		$ (10)		$ 1		$ 723
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net							328
Inventory Valuation and Obsolescence [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net							132
Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net	0	[1],[2]	(10)	[1],[2]	1	[1],[2]
Restructuring Charges [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reversal			10		37
Restructuring Plan 2009 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net	0		(10)		3		723
Restructuring reversal			(10)
Restructuring Plan 2009 [Member] | Facility Closing And Exit Cost [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net	0		0		29
Restructuring Plan 2009 [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net	0		(10)		(32)
Restructuring reversal					8
Restructuring Plan 2009 [Member] | Impairment in value of Property, Plant and Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net	0		0		4
Restructuring Plan 2009 [Member] | Inventory Valuation and Obsolescence [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net	0		0		2
Restructuring Plan 2009 [Member] | Restructuring Charges [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net					13
Restructuring reversal					$ 37

[1]	For the fiscal year ended 2011, the $2 million of restructuring charges recorded in cost of goods sold related to the Seeds and Genomics segment. For the fiscal year ended 2012, the $10 million of restructuring reversals recorded in restructuring charges, net, related to the Seeds and Genomics segment. For the fiscal year ended 2011, the $1 million of restructuring charges were split by segment as follows: $(8) million in Agricultural Productivity and $9 million in Seeds and Genomics.
[2]	The restructuring charges for the fiscal years ended 2012 and 2011 included reversals of $10 million and $37 million, respectively, related to the 2009 Restructuring Plan. The reversals primarily related to severance. Although positions originally included in the plan were eliminated, individuals found new roles within the company due to attrition.